September 3, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Opportunistic Municipal Securities Fund
 1933 Act File No.: 033-07496
 1940 Act File No.: 811-04764
 CIK No.: 0000797923

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above referenced fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 68 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 27, 2024.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/Tara L. Raposa
Tara L. Raposa
Paralegal Manager I